Offerings	Nov. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	3,311,147
Proposed Maximum Offering Price per Unit	1.4559
Maximum Aggregate Offering Price	$ 4,820,698.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 665.74
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also covers any common shares, no par value ("Common Shares"), of TerrAscend Corp. (the "Registrant") which become issuable under the TerrAscend Corp. Amended and Restated Stock Option Plan (the "Stock Option Plan") and the TerrAscend Corp. Amended and Restated Share Unit Plan (the "Share Unit Plan") in respect of the securities identified in the above table as a result of any share dividend, share split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged which results in an increase in the number of the Registrant's outstanding Common Shares. The 3,311,147 Common Shares being registered represent Common Shares issuable upon the exercise of stock option awards previously granted under the Stock Option Plan. The Proposed Maximum Offering Price per Share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) of the Securities Act on the basis of, with respect to the 3,311,147 Common Shares underlying stock option awards previously granted under the Stock Option Plan, $1.4559 per Common Share, which is the weighted-average exercise price of such stock option awards.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	23,710,855
Proposed Maximum Offering Price per Unit	0.3951
Maximum Aggregate Offering Price	$ 9,368,158.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,293.74
Offering Note	The 23,710,855 Common Shares being registered represents an aggregate of 23,710,855 Common Shares reserved for future issuances under the Stock Option Plan and the Share Unit Plan. The aggregate number of Common Shares underlying outstanding awards and reserved for future issuances under the Stock Option Plan and the Share Unit Plan is equal to 15% of the Registrant's outstanding Common Shares, on a non-diluted basis, as of the date of issuance. As of November 20, 2025, the Registrant had 305,483,308 Common Shares outstanding. The Proposed Maximum Offering Price per Share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) of the Securities Act on the basis of, with respect to the 23,710,855 Common Shares reserved for future issuances under the Stock Option Plan and the Share Unit Plan, $0.3951 per Common Share, which is the average of the high and low prices of the Registrant's Common Shares as reported on the OTCQX on November 19, 2025, which date is within five business days prior to the filing of this Registration Statement.